Net income per ordinary share - Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	80,552,734	82,579,203
Effect of dilutive share options and other awards outstanding under share based compensation programs (in shares)	371,621	670,100
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	80,924,355	83,249,303